Stockholders’ Equity (Details Narrative)												1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 10, 2026 USD ($) $ / shares shares	Jan. 12, 2026 $ / shares	Nov. 05, 2025 USD ($) shares	Sep. 11, 2025	Sep. 04, 2025 USD ($) shares	Jun. 30, 2025 shares	Jun. 20, 2025 USD ($) $ / shares shares	May 02, 2024 USD ($)	Apr. 30, 2024 $ / shares shares	Apr. 29, 2024 $ / shares shares	Jul. 31, 2017 $ / shares	Jul. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2025 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2026 RM / shares shares	Jan. 08, 2026 RM / shares	Dec. 31, 2025 RM / shares shares	Apr. 02, 2025 shares	Feb. 24, 2025 shares	Dec. 31, 2024 RM / shares shares	Nov. 13, 2024 $ / shares shares	Mar. 14, 2024	Oct. 30, 2023
Number of common stocks | $ / shares														$ 0.001		$ 0.001	$ 0.001
Warrant term														5 years 6 months		18 months		5 years 6 months		18 months
Gross proceeds | $								$ 8,000,000.0						$ 919,000	$ 5,567,000	$ 6,425,000	$ 6,209,000
Preferred stock, dividend rate														6.00%		6.00%	6.00%
Common stock, shares authorized														600,000,000		600,000,000	100,000,000	600,000,000		600,000,000			100,000,000
Future NRG Sdn. Bhd. [Member]
Number of common stocks | (per share)																$ 0.22	$ 0.22	RM 1.00		RM 1			RM 1
Common stock, shares authorized														28,000,000		28,000,000	28,000,000	28,000,000		28,000,000			28,000,000
Roth Capital Partners Llc [Member]
Percentage of compensation raised																									7.00%
Ladenburg Thalmann Co.Inc [Member]
Percentage of compensation raised																										8.00%
Placement Agent Warrants [Member]
Warrants to purchase shares										1,242				1,242				1,242
Exercise price | $ / shares										$ 483.00				$ 124.512
Warrant term														5 years 6 months				5 years 6 months
Cash placement fee										7.00%
Management fee percentage										1.00%
Warrant outstanding term										five and a half years
Warrants exercise price | $																$ 609,179
Common Stock [Member]
Conversion of shares																	165
Issuance cost													758			1,698
Common Stock [Member] | Future NRG Sdn. Bhd. [Member]
Share issue price per share | RM / shares																			RM 1.00
Common Stock Equity Offerings [Member]
Warrants to purchase shares			1,402,605
Issuance cost			1,402,605
Common Stock Equity Offerings [Member] | Securities Purchase Agreement [Member]
Number of share sold	1,103,338
Share price | $ / shares	$ 0.72
Gross proceeds | $	$ 794,403
Number of common stocks | $ / shares	$ 0.001
Common Stock Equity Offerings [Member] | Common Stock [Member]
Deemed dividend | $			$ 9,540,000		$ 1,494,000
Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares							218,000
Exercise price | $ / shares							$ 7.65
Common Stock Equity Offerings [Member] | Investor [Member] | Warrant [Member]
Number of share sold							1,962,000
April 2024 Securities Purchase Agreement [Member]
Issuance cost									604
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants [Member]
Warrants to purchase shares									20,099					20,100				20,100
Exercise price | $ / shares									$ 0.024
April 2024 Securities Purchase Agreement [Member] | Series A Warrants [Member]
Warrants to purchase shares									20,703					20,704				20,704
Exercise price | $ / shares														$ 326.40
April 2024 Securities Purchase Agreement [Member] | Series B Warrants [Member]
Warrants to purchase shares									20,703					20,704				20,704
Exercise price | $ / shares														$ 326.40
April 2024 Securities Purchase Agreement [Member] | PreFunded Warrants And Common Warrants [Member]
Warrants to purchase shares									386.38
April 2024 Securities Purchase Agreement [Member] | Common Stock Warrants [Member]
Exercise price | $ / shares									$ 326.40					$ 0.24
Percentage of outstanding common stock									4.99%
Outstanding common stock at election of purchaser									9.99%
April 2024 Securities Purchase Agreement [Member] | Common Stock [Member]
Warrants to purchase shares									386.40
June 2025 Warrants [Member] | Series B Warrant [Member]
Warrants exercised																1,962,000	0			1,962,000			0
November 2024 Warrant Exercise And Reload Agreement [Member]
Warrants exercised																82,816				82,816
Cash payment | $																$ 1,100,000
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Warrants to purchase shares																41,407				41,407				20,703
November 2024 Warrant Exercise And Reload Agreement [Member] | Series D Warrants [Member]
Warrants to purchase shares																41,407				41,407
Exercise price | $ / shares																$ 99.60								$ 99.60
November 2024 Warrant Exercise And Reload Agreement [Member] | Series C Warrants [Member]
Warrant term																5 years 6 months				5 years 6 months
April 2024 Warrants [Member]
Warrants to purchase shares														1,242				1,242
Warrants exercised						0								0	0	62,750		0		62,750
Warrants issued														62,750				62,750
April 2024 Warrants [Member] | PreFunded Warrants [Member]
Warrants exercised																	20,100
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Exercise price | $ / shares																$ 124.512
Warrants exercised																1,242				1,242
Warrants exerciseable																1,242				1,242
April 2024 Warrants [Member] | Series B Warrant [Member]
Warrants exercised																9,988	10,716
April 2024 Warrants [Member] | Series A Warrant [Member]
Warrants exercised																20,704
April 2024 Warrants [Member] | Placement Agent Warrants [Member]
Warrant term																5 years 6 months				5 years 6 months
December 2023 Private Placement [Member]
Warrants to purchase shares														1,750		1,750		1,750		1,750
Exercise price | $ / shares														$ 765.60		$ 765.60
Warrants exercised																0	0			0			0
Warrants exerciseable														1,651		1,651		1,651		1,651
December 2023 Private Placement [Member] | Warrant [Member]
Warrants exerciseable														99		99		99		99
December 2023 Private Placement [Member] | Placement Agent Warrants [Member]
Warrants exerciseable														33		33		33		33
December 2023 Placement Agency Agreement [Member]
Exercise price | $ / shares														$ 994.50		$ 994.50
Warrant term														5 years		5 years		5 years		5 years
December 2020 Warrant [Member]
Warrants to purchase shares																186				186
Exercise price | $ / shares																$ 14,868
Warrant term																5 years				5 years
Warrants exercised																0	0
April 2020 Warrants [Member]
Exercise price | $ / shares																$ 18,000
Warrants exercised																0				0
Warrants exercised																	111
Series F Convertible Preferred Stock [Member] | Common Stock Equity Offerings [Member]
Number of share sold							3,000,000
Series F Convertible Preferred Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Number of share sold							3,000,000
Investment | $							$ 3,000,000
Series F Preferred Stock [Member]
Number of share sold						3,000,000
Number of common shares issued upon conversion																654,000				654,000
Series F Preferred Stock [Member] | Common Stock Equity Offerings [Member]
Share price | $ / shares							$ 1.00
Gross proceeds | $							$ 3,000,000
Conversion of shares							0.218
Number of common stocks | $ / shares							$ 0.001
Series B Common Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares							218,000
Exercise price | $ / shares							$ 9.00
Series C Common Stock [Member]
Issuance cost					559,395
Series C Common Stock [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares					559,395
Series C Common Stock [Member] | Common Stock Equity Offerings [Member] | Investor [Member]
Warrants to purchase shares							218,000
Exercise price | $ / shares							$ 10.20
Series E Preferred Stock [Member]
Number of share sold														1,000,000		1,000,000
Gross proceeds | $																$ 1,000,000.0
Number of common shares issued upon conversion														458,333		458,333		458,333		458,333
Issuance of preferred stock | $														$ 1,000,000.0
Series C Preferred Stock [Member]
Number of share sold														1,000,000		1,000,000
Share issue price per share | $ / shares														$ 0.011042		$ 0.011042
Series D Preferred Stock [Member]
Number of share sold														2,100,000		2,100,000
Share price | $ / shares														$ 1.0		$ 1.00
Gross proceeds | $														$ 3,100,000		$ 3,100,000
Conversion of shares														0.4583		0.4583
Number of common stocks | $ / shares														$ 0.001		$ 0.001
Number of common shares issued upon conversion																0				0	354,738	1,745,262
Series C Convertible Preferred Stock [Member]
Number of share sold														1,000,000		1,000,000
Series A Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			654,000
Series B Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			654,000
Series C Common Stock Purchase Warrants [Member] | Common Stock Equity Offerings [Member]
Warrants to purchase shares			94,605
Series B Preferred Stock [Member]
Number of share sold																237,745
Number of common shares issued upon conversion																0	165			0			165
Number of shares converted																	119.00
Preferred stock, dividend rate																0	119,000			0			119,000
Preferred Stock, Shares Outstanding																0	119,000			0			119,000
Series A Preferred Stock [Member]
Number of common shares issued upon conversion														2		2		2		2
Outstanding common stock at election of purchaser												4.99%		300.00%		300.00%
Stock value | $												$ 1,000
Conversion price of convertible preferred stock | $ / shares											$ 600.00
Conversion percentage												9.99%
Preferred stock, dividend rate														264		264	264	264		264			264
Conversion of stock amount | $														$ 500,000		$ 500,000
Preferred Stock, Convertible, Conversion Price | $ / shares											$ 144,000.00	$ 144,000.00
Preferred Stock, Shares Outstanding														264		264	264	264		264			264
Series A Preferred Stock [Member] | Underwritten Public Offering [Member]
Number of share sold												8,872
Convertible Preferred Stock [Member]
Number of common shares issued upon conversion																0.000000069				0.000000069
Share issue price per share | $ / shares		$ 0.15												$ 10.00		$ 10.00
Preferred stock, dividend rate														135,273		135,273		135,273		135,273
Conversion of stock amount | $														$ 213,192,000		$ 213,192,000
Preferred stock, dividend rate		6.00%		6.00%										6.00%		6.00%	6.00%
Liquidation preference | $ / shares														$ 10.00		$ 10.00
Conversion price (in dollars per share) | $ / shares																$ 142,128,000
Shares reserved for future issuance upon conversion																6				6
Debt price percentage														150.00%		150.00%
Trading days																20 days
Trading days period																30 days
Trading days prior																5 days
Redemption price per share | $ / shares														$ 10.00		$ 10.00
Debt instrument, term														25 years		25 years